INVESTMENTS IN EQUITY INVESTEES - Equity Investees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Gross margin	$ 432.7	$ 359.2	$ 349.3
Net income	171.3	170.4	170.1
Total equity, royalty and interest income from investees	33.6	28.0	32.4
Current assets	693.0	500.3
Current liabilities	(375.0)	(331.0)
Atmus share of net assets	85.7	78.9	88.1
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Net sales	435.2	392.5	429.7
Gross margin	170.0	136.3	98.8
Net income	56.2	38.4	53.9
Atmus share of net income	27.6	22.7	26.8
Royalty and interest income	6.0	5.3	5.6
Current assets	182.5	157.9	186.0
Non-current assets	87.4	82.0	84.1
Current liabilities	(89.1)	(75.9)	(88.0)
Non-current liabilities	(4.7)	(7.3)	(5.3)
Net assets	$ 176.1	$ 156.7	$ 176.8